Interest-Bearing Bank and Other Borrowings	12 Months Ended
Dec. 31, 2024
Interest-Bearing Bank and Other Borrowings [Abstract]
INTEREST-BEARING BANK AND OTHER BORROWINGS
28.	INTEREST-BEARING BANK AND OTHER BORROWINGS

2023

	Effective interest rate per annum (%)	Maturity	RMB

Current
Short-term borrowing	3.15	2024	120,000
Current portion of long-term bank loans – unsecured	1 year LPR-0.15 to 0.65 or 1 year LPR+0.55 to 0.7	2024	322,500
Current portion of long-term bank loans – unsecured	2.95-4.75	2024	155,050
Current portion of long-term bank loans – secured*	5 year LPR-0.85	2024	9,097
Lease liabilities (note 14(b))	4.00 - 4.35	2024	9,757

Total – current			616,404

Non-current
Bank loans – unsecured	1 year LPR- 0.15 to 0.65 or 1 year LPR+0.65	2025 - 2026	147,000
Bank loans – unsecured	3.00-4.55	2025 - 2028	425,570
Bank loans – secured*	5 year LPR-0.85	2025 - 2038	593,697
Lease liabilities (note 14(b))	4.00 - 4.35	2025 - 2028	12,924

Total – non-current			1,179,191

Total			1,795,595

2024

	Effective interest rate per annum (%)	Maturity	RMB	US$

Current
Short-term borrowing	2.60-2.70 or 1 year LPR-0.30 to 0.75	2025	290,000	39,730
Current portion of long term bank loans – unsecured	2.80-4.55	2025	255,000	34,935
Current portion of long term bank loans – unsecured	1 year LPR-0.15 to 0.65 or 1 year LPR+0.65 to 0.85	2025	213,170	29,204
Current portion of long-term bank loans – secured*	5 year - LPR-0.85	2025	11,453	1,569
Lease liabilities (note 14(b))	4.00 - 4.35	2025	9,439	1,293

Total – current			779,062	106,731

Non-current
Bank loans – unsecured	1 year LPR-0.45 to 0.65 or 1 year LPR+0.70 to 0.85	2026 – 2028	203,100	27,825
Bank loans – unsecured	2.80-4.50	2026 – 2027	77,250	10,583
Bank loans – secured*	5 year - LPR-0.85	2026 – 2038	588,292	80,595
Lease liabilities (note 14(b))	4.00 - 4.35	2026 – 2028	20,793	2,849

Total – non-current			889,435	121,852

Total			1,668,497	228,583

Note: LPR represents the Loan Prime Rate.

*	The bank loans amounting to RMB599,745 (US$82,164) as at December 31, 2024 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB731,282 (US$100,185) and right-of-use assets with a net carrying amount of RMB26,468 (US$3,626) as at December 31, 2024. Such loans were also guaranteed by two of the Group’s subsidiaries.

The bank loans amounting to RMB602,794 as at December 31, 2023 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB769,776 and right-of-use assets with a net carrying amount of RMB27,598 as at December 31, 2023. Such loans were also guaranteed by two of the Group’s subsidiaries.

The unsecured bank loans amounting to RMB278,070 (US$38,095) (2023: RMB377,620) were guaranteed by the Group’s subsidiaries as at December 31, 2023 and 2024, respectively.

The carrying amounts of borrowings are all denominated in RMB. The weighted average interest rate for the outstanding short-term bank loans as of December 31, 2023 and 2024, was 3.15% and 2.63%, respectively.

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Analyzed into:
Within one year	616,404	779,062	106,731
In the second year	428,783	242,473	33,219
In the third to fifth years, inclusive	238,580	159,355	21,832
Beyond five years	511,828	487,607	66,801

Total	1,795,595	1,668,497	228,583